Deposits and Subordinated Debt	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand		Payable after notice	Payable on a fixed date (2)(3)	January 31, 2023	October 31, 2022
(Canadian $ in millions)	Interest bearing	Non-interest bearing
Deposits by:
Banks (1)	3,967	1,983	1,550	22,115	29,615	30,901
Business and government	52,152	48,039	144,150	264,066	508,407	495,831
Individuals	3,776	35,471	113,278	96,829	249,354	242,746
Total (4)	59,895	85,493	258,978	383,010	787,376	769,478
Booked in:
Canada	50,418	75,558	123,143	278,444	527,563	515,290
United States	9,245	9,860	133,771	61,168	214,044	217,720
Other countries	232	75	2,064	43,398	45,769	36,468
Total	59,895	85,493	258,978	383,010	787,376	769,478

(1)	Includes regulated and central banks.
(2)
Includes $58,481 million of senior unsecured debt as at January 31, 2023 subject to the Bank Recapitalization
(Bail-In)
regime ($51,746 million as at October 31, 2022). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $31,120 million as at January 31, 2023 ($29,966 million as at October 31, 2022) can be early redeemed, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)
Includes $
383,976
 million of deposits denominated in U.S. dollars as at January 31, 2023 ($
384,080
 million as at October 31, 2022), and $
57,025
 million of deposits denominated in other foreign currencies ($
46,830
 million as at October 31, 2022).

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at January 31, 2023	244,815	56,393	43,396	344,604
As at October 31, 2022	230,475	50,542	34,241	315,258
The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at January 31, 2023	45,998	31,946	57,018	109,853	244,815
As at October 31, 2022	46,792	28,826	55,288	99,569	230,475

Subordinated Debt
During the three months ended January 31, 2023, we did not issue or redeem any subordinated debt.